GOF P-8 12/12

SUPPLEMENT DATED JANUARY 1, 2013

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE LISTED FUNDS

Franklin Custodian Funds

Franklin Income Fund

Franklin Global Trust

Franklin Global Real Estate Fund

Franklin Templeton Emerging Market Debt Opportunities Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Balanced Fund

Franklin Equity Income Fund

Franklin Real Return Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Total Return Fund

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds

Mutual Beacon Fund

Mutual European Fund

Mutual Financial Services Fund

Mutual Global Discovery Fund

Mutual International Fund

Mutual Quest Fund

Mutual Shares Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Strategic Income Fund

Franklin Biotechnology Discovery Fund

Franklin Natural Resources Fund

Franklin Templeton Global Trust

Franklin Templeton Hard Currency Fund

# 1202522   v. 1

Franklin Templeton International Trust

Franklin World Perspectives Fund

Templeton Global Investment Trust

Templeton Emerging Markets Balanced Fund

Templeton Global Balanced Fund

The prospectus is amended as follows:

I. For Franklin Income Fund, Franklin Global Real Estate Fund, Franklin Templeton Emerging Market Debt Opportunities Fund, Franklin High Income Fund, Franklin Balanced Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Total Return Fund, Franklin Strategic Income Fund, Franklin Templeton Hard Currency Fund, Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund, the “Principal Investment Policies and Practices – Commodity Exchange Act Exclusion” section of the Fund Details is replaced with the following:

The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.  With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO.  In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

As of January 1, 2013, the terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in futures, commodity options, swaps and non-deliverable foreign currency forwards (used for purposes other than bona fide hedging).  Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may need to adjust its investment strategies to limit its investments in these types of instruments. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

# 1202522   v. 1

II. For Franklin Equity Income Fund, Franklin Real Return Fund, Franklin Real Estate Securities Fund, Franklin Biotechnology Discovery Fund, Franklin Natural Resources Fund, Franklin Strategic Mortgage Portfolio and Franklin World Perspectives Fund, the following is added above the “Principal Investment Policies and Practices – Temporary Investments” section of the Fund Details:

Commodity Exchange Act Exclusion

The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.  With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO.  In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

As of January 1, 2013, the terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in futures, commodity options, swaps and non-deliverable foreign currency forwards(used for purposes other than bona fide hedging).  Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may need to adjust its investment strategies to limit its investments in these types of instruments. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

III. For the Franklin Biotechnology Discovery Fund and Franklin Natural Resources Fund, the last sentence of the second paragraph of the “Principal Risks – Derivative Instruments” section of the Fund Details is deleted.

IV. For the Franklin Mutual Recovery Fund, the “Goal and Strategies – Commodity Exchange Act Exclusion” section of the Fund Details is replaced with the following:

The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.  With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO.  In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

# 1202522   v. 1

As of January 1, 2013, the terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in futures, commodity options, swaps and non-deliverable foreign currency forwards(used for purposes other than bona fide hedging).  Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may need to adjust its investment strategies to limit its investments in these types of instruments. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

V. For the Franklin Mutual Series Funds, the “More Information on Investment Policies, Practices and Risks – Commodity Exchange Act Exclusion” section of the Fund Details is replaced with the following:

The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.  With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO.  In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

As of January 1, 2013, the terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in futures, commodity options, swaps and non-deliverable foreign currency forwards(used for purposes other than bona fide hedging).  Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may need to adjust its investment strategies to limit its investments in these types of instruments. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

# 1202522   v. 1

Please keep this supplement for future reference.